Business and Funding	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1.         BUSINESS AND FUNDING

Description of Business and Basis of Presentation

As used herein, “we,” “us,” “our,” the “Company” and “CopyTele” refers to CopyTele, Inc.  Our principal operations include the development, acquisition, licensing, and enforcement of patented technologies. While in the past, the primary operations of the Company involved licensing in connection with the development of patented technologies, the primary operations of the Company are now patent licensing in connection with the unauthorized use of patented technologies and patent enforcement. We expect to first generate revenues and related cash flows from the licensing and enforcement of patents that we currently own.  We are continuing to develop our patent portfolios through the filing and prosecution of patent applications and will initiate lawsuits, if necessary, to prevent the unauthorized use of our patented technologies. The changes in the primary operations of the Company included elimination of development efforts, accordingly, we are no longer incurring research and development expenses.  Certain of our patents are encumbered due to arrangements previously entered into by the Company. Where we are able, we will take the steps necessary to remove any encumbrances that may inhibit our patent licensing and enforcement efforts. We expect to obtain the rights to license and enforce additional patents from third parties, and when necessary, will assist such parties in the further development of their portfolios through the filing of additional patent applications. We will likely initiate patent enforcement actions against unauthorized users of patented technologies on our own behalf and in conjunction with such third parties.

Our past operations also included the development, production and marketing of encryption products for use over several communications media.  We do not anticipate developing or marketing any additional encryption products.  During the three months ended January 31, 2013, we wrote-off our remaining inventory of encryption products of approximately $26,000.

During the first quarter of fiscal 2013, we commenced disposing of approximately $2,144,000 of fully depreciated assets, which primarily related to research and development activities.  In addition, during the first quarter of fiscal 2013, we began to vacate and return a substantial portion of our facilities to the landlord for possible re-letting and recorded an expense of approximately $186,000 related to future rentals of unused facilities.

The condensed consolidated financial statements include the accounts of CopyTele, Inc. and its wholly owned subsidiaries, CopyTele International Ltd. (“CopyTele International”) and CopyTele Marketing Inc. (“CopyTele Marketing”).  CopyTele International and CopyTele Marketing were incorporated in the British Virgin Islands in fiscal year 2007.  CopyTele International was formed for the purpose of holding an investment in global depository receipts of Videocon Industries Limited, an Indian company (“Videocon”).  As of January 31, 2013, CopyTele Marketing was inactive. All significant intercompany transactions have been eliminated in consolidation.

The results of operations for interim periods presented are not necessarily indicative of the results that may be expected for a full year or any interim period.  Reference is made to the audited consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended October 31, 2012, for more extensive disclosures than contained in these condensed consolidated financial statements.

Unless otherwise indicated, all references in this Form 10-Q to “dollars” or “$” refer to US dollars.

Funding and Management’s Plans

Since our inception, we have met our liquidity and capital expenditure needs primarily through the proceeds from sales of common stock in our initial public offering and in private placements, upon exercise of warrants issued in connection with the private placements and our initial public offering, and upon the exercise of stock options.  In addition, we have generated limited cash flows from sales of our encryption products and from license fees from Videocon related to our display technology pursuant to the Videocon License Agreement (as defined below).  In May 2011, we entered into the AUO License Agreements (as defined below) with AU Optronics Corp., a Taiwanese company (“AUO”), and in June 2011 we received an initial license fee from AUO.

During the three months ended January 31, 2013, our cash used in operating activities was approximately $890,000.  This resulted from payments to suppliers, employees and consultants of approximately $893,000, which was partially offset by cash of approximately $2,000 received from collections of accounts receivable related to sales of encryption products and interest received of approximately $1,000.  Our cash provided by investing activities during the three months ended January 31, 2013 was approximately $499,000, which resulted from approximately $500,000 received upon the sale or maturities of short-term investments consisting of certificates of deposit and approximately $1,000 received from the sale of Digital Info Security Co. Inc. common stock partially offset by purchases of equipment of approximately $2,000.  Our cash provided by financing activities during the three months ended January 31, 2013 was $1,765,000, which resulted from cash received from the issuance of convertible debentures and warrants in a private placement.  As a result, our cash, cash equivalents and short-term investments at January 31, 2013 increased by approximately $873,000 to approximately $1,713,000 from approximately $840,000 at October 31, 2012.

Total employee compensation expense for the three-month periods ended January 31, 2013 and 2012 was approximately $819,000 and $713,000, respectively.  During the three-months ended January 31, 2013 and 2012, a significant portion of employee compensation consisted of the issuance of stock and stock options to employees.  We recorded stock-based compensation expense, related to stock awards granted to employees, for the three-month periods ended January 31, 2013 and 2012 of approximately $-0- and $406,000, respectively.  We recorded stock-based compensation expense, related to stock options granted to employees and directors, for the three-month periods ended January 31, 2013 and 2012 of approximately $473,000 and $81,000 respectively.

Based on currently available information, we believe that our existing cash and cash equivalents, together with expected cash flows from patent licensing and enforcement, and other potential sources of cash flow may not be sufficient to enable us to continue our patent licensing and enforcement activities for at least 12 months.  However, our projections of future cash needs and cash flows may differ from actual results.  If current cash on hand and cash that may be generated from patent licensing and enforcement activities are insufficient to satisfy our liquidity requirements, we may seek to sell our investment securities or other financial assets or our debt or additional equity securities or obtain loans from various financial institutions where possible.  The sale of additional equity securities or convertible debt could result in dilution to our shareholders.  We can give no assurance that we will generate sufficient cash flows in the future (through licensing and enforcement of patents, or otherwise) to satisfy our liquidity requirements or sustain future operations, or that other sources of funding, such as sales of equity or debt, would be available, if needed, on favorable terms or at all.  We can also give no assurance that we will have sufficient funds to repay our convertible debt at maturity in fiscal years 2015 or 2016.  If we cannot obtain such funding if needed or if we cannot sufficiently reduce operating expenses, we would need to curtail or cease some or all of our operations.

As shown in the accompanying condensed consolidated financial statements, we have incurred a net loss of approximately $2,095,000 during the three months ended January 31, 2013, and, as of that date, we have an accumulated deficit of approximately $127,178,000 and a net shareholders’ deficiency of approximately $1,324,000.  These and the other factors described herein raise uncertainty about our ability to continue as a going concern.  Management’s plans in regard to these matters are set forth above.  The accompanying condensed financial statements have been prepared assuming that we will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty. The report from our independent registered public accountants, KPMG LLP, dated January 29, 2013, included in our Annual Report on Form10-K for the fiscal year ended October 31, 2012, includes an explanatory paragraph related to our ability to continue as a going concern.

AU Optronics Corp.

In May 2011, we entered into an Exclusive License Agreement (the “EPD License Agreement”) and a License Agreement (the “Nano Display License Agreement”) with AUO (together the “AUO License Agreements”).  Under the EPD License Agreement, we provided AUO with an exclusive, non-transferable, worldwide license of our E-Paper ® Display patents and technology, in connection with AUO jointly developing products with CopyTele, including the right to sublicense the technology to third parties in connection with the joint development of such products.  Under the Nano Display License Agreement, we provided AUO with a non-exclusive, non-transferable, worldwide license of our nFED Display patents and technology, in connection with AUO jointly developing products with CopyTele, with the right to consent to the granting of licenses of the technology to third parties.

Under the AUO License Agreements, AUO has agreed to pay CopyTele an aggregate license fee of up to $10 million, of which $3 million was paid by AUO in June 2011 and the remaining $7 million would have been payable upon completion of certain conditions for the respective technologies, in each case subject to a 20% foreign withholding tax. Accordingly, in June 2011 we received a payment from AUO, net of the withholding tax, of $2.4 million.  In addition, the AUO License Agreements also provided for the basis for royalty payments by AUO to CopyTele.

On January 28, 2013, we terminated the AUO License Agreements due to numerous alleged material and continual breaches of the agreements by AUO.  On January 28, 2013, we also filed a lawsuit in the United States Federal District Court for the Northern District of California against AUO and E Ink Corporation in connection with the AUO License Agreements, alleging breach of contract and other charges, and we are seeking compensatory, punitive, and treble damages (the “AUO/E Ink Lawsuit”).  For more details on the AUO/E Ink Lawsuit, please see Note 9, “Contingences” herein.  We can give no assurance as to the outcome of this litigation.

 Related Party Transactions with Videocon Industries Limited

In November 2007, we entered into a Technology License Agreement (as amended in May 2008), (the “Videocon License Agreement”) with Videocon.  In April 2008, the Indian Government approved the Videocon License Agreement.  Under the Videocon License Agreement, we provided Videocon with a non-transferable, worldwide license of our technology for thin, flat, low voltage phosphor, nFED Display (the “Videocon Licensed Technology”), for Videocon to produce and market products incorporating displays utilizing the Videocon Licensed Technology.  With the approval and support of Videocon, we entered into the Nano Display License Agreements for AUO to utilize their production facilities to produce our nFED Display for their own products and potentially for Videocon products.  Additional licenses of the Videocon Licensed Technology to third parties require the joint agreement of CopyTele and Videocon and may require the consent of AUO, depending upon the outcome of CopyTele’s termination of the Nano Display License Agreement and the AUO/E Ink Lawsuit.

Under the terms of the Videocon License Agreement, we were scheduled to receive a license fee of $11 million from Videocon, payable in installments over a 27 month period and an agreed upon royalty from Videocon based on display sales by Videocon.  The initial installment was received in May 2008 however; certain license fee payments were subsequently deferred.  The deferral of the license fee payments is no longer in effect; however, we cannot give any assurance that additional license fee payments will be received.   No such license fee payments were received from Videocon during the three months ended January 31, 2013 and fiscal years ended October 31, 2012 and 2011.  As of January 31, 2013, we have received aggregate license fee payments from Videocon of $3.2 million and $7.8 million remains owed to us.   We are not presently involved in development efforts with Videocon and it is not anticipated that such efforts will be resumed in the future.  We have entered into discussions with Videocon regarding the disposition of the Videocon License Agreement.

At the same time we entered into the Videocon License Agreement in November 2007, we also entered into a Share Subscription Agreement (the “Share Subscription Agreement”) with Mars Overseas Limited, an affiliate of Videocon (“Mars Overseas”).  Under the Share Subscription Agreement, Mars Overseas purchased 20,000,000 unregistered shares of our common stock (the “CopyTele Shares”) from us for an aggregate purchase price of $16,200,000.  Also in November 2007, our wholly-owned subsidiary, CopyTele International Ltd. (“CopyTele International”), entered into a GDR Purchase Agreement with Global EPC Ventures Limited (“Global”), for CopyTele International to purchase from Global 1,495,845 global depository receipts of Videocon (the “Videocon GDRs”) for an aggregate purchase price of $16,200,000.

For the purpose of effecting a lock up of the Videocon GDRs and CopyTele Shares (collectively, the “Securities”) for a period of seven years, and therefore restricting both parties from selling or transferring the Securities during such period, CopyTele International and Mars Overseas entered into two Loan and Pledge Agreements in November 2007.  The Videocon GDRs are to be held as security for a loan in the principal amount of $5,000,000 from Mars Overseas to CopyTele International, and the CopyTele Shares are similarly held as security for a loan in the principal amount of $5,000,000 from CopyTele International to Mars Overseas.  The loans are for a period of seven years, do not bear interest, and prepayment of the loans will not release the lien on the Securities prior to end of the seven year period.  The loan agreements provide for customary events of default, which may result in forfeiture of the Securities by the defaulting party, and also provide for the transfer to the respective parties, free and clear of any encumbrances under the agreements, any dividends, distributions, rights or other proceeds or benefits in respect of the Securities.  The loan receivable from Mars Overseas is classified as a contra-equity under shareholders’ deficiency in the accompanying condensed consolidated balance sheet because the loan receivable is secured by the CopyTele Shares and the Share Subscription Agreement and Loan and Pledge Agreement were entered into concurrently. We have entered into discussions with Videocon regarding the disposition of the Subscription Agreement, GDR Purchase Agreement, and Loan and Pledge Agreements. The outcome of these discussions and the disposition of the related assets and liabilities may have a material effect on our financial statements. We cannot presently estimate the timing or impact of any such resolution.

Revenue Recognition

Revenues from sales are recorded when all four of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred and title has transferred or services have been rendered; (iii) our price to the buyer is fixed or determinable; and (iv) collectability is reasonably assured.

We have assessed the revenue guidance of Accounting Standards Codification (“ASC”) 605-25 “Multiple-Element Arrangements” (“ASC 605-25”) to determine whether multiple deliverables in our arrangements with AUO represent separate units of accounting.  Under the AUO License Agreements, we received initial license fees of $3 million, of aggregate license fees of up to $10 million.  The additional $7 million in license fees are payable upon completion of certain conditions for the respective technologies.  We have determined that the transfer of the licensed patents and technology and the effort involved in completion of the conditions for the respective technologies represent a single unit of accounting for each technology.  Accordingly, using a proportional performance method, during the third quarter of fiscal year 2011 we began recognizing the $3 million initial license fees over the estimated periods that we expected to complete the conditions for the respective technologies. We have not recognized any portion of the $7 million of additional license fees as either deferred revenue or revenue as it is considered contingent revenue.

At each reporting period we assess the progress in completing our performance obligations under the AUO License Agreements and recognize license fee revenue over the remaining estimated period that we expect to complete the conditions for the respective technologies.  On this basis, we reassessed the revenue recognition and commencing in the fourth quarter of fiscal year 2012, revenue recognition under the AUO License Agreements is suspended pending resolution of the AUO/E Ink Lawsuit.  For more details on the AUO/E Ink Lawsuit, please see Note 9, “Contingencies” herein.

During the three month periods ended January 31, 2013 and 2012 we recognized approximately $-0- and $447,000, respectively, of license fee revenue from AUO.  License fee payments received from AUO which are in excess of the amounts recognized as revenue (approximately $1,187,000 as of January 31, 2013) are recorded as non-refundable deferred revenue on the accompanying consolidated balance sheet.  The AUO License Agreements also provide for the basis for royalty payments on future production, if any, by AUO to CopyTele, which we have determined represent separate units of accounting.  We have not recognized any royalty income under the AUO License Agreements.

1.         BUSINESS AND FUNDING

Description of Business

As used herein, “we,” “us,” “our,” the “Company” and “CopyTele” refers to CopyTele, Inc.  Our principal operations include the development, acquisition, licensing, and enforcement of patented technologies. While in the past, the primary operations of the Company involved licensing in connection with and the development of patented technologies, the primary operations of the Company going forward will be patent licensing in connection with the unauthorized use of patented technologies and patent enforcement. We expect to first generate revenues and related cash flows from the licensing and enforcement of patents that we currently own.  We are continuing to develop our patent portfolios through the filing and prosecution of patent applications and will initiate lawsuits, if necessary, to prevent the unauthorized use of our patented technologies. The changes in the primary operations of the Company included elimination of development efforts, accordingly, we are no longer incurring research and development expenses.  Certain of our patents are encumbered due to arrangements previously entered into by the Company. Where we are able, we will take the steps necessary to remove any encumbrances that may inhibit our patent licensing and enforcement efforts. We expect to obtain the rights to license and enforce additional patents from third parties, and when necessary, will assist such parties in the further development of their portfolios through the filing of additional patent applications. We will likely initiate patent enforcement actions against unauthorized users of patented technologies on our own behalf and in conjunction with such third parties.

Our past operations also included the development, production and marketing of encryption products for use over several communications media.  We continue to look for opportunities to sell off our remaining inventory of encryption products.  We do not anticipate developing any additional encryption products.

Funding and Management’s Plans

Since our inception, we have met our liquidity and capital expenditure needs primarily through the proceeds from sales of common stock in our initial public offering and in private placements, upon exercise of warrants issued in connection with the private placements and our initial public offering, and upon the exercise of stock options.  In addition, we have generated limited cash flows from sales of our encryption products and from license fees from Videocon Industries Limited, an Indian company (“Videocon”) related to our display technology pursuant to the Videocon License Agreement (as defined below).  In May 2011, we entered into the AUO License Agreements (as defined below) with AU Optronics Corp., a Taiwanese company (“AUO”), and in June 2011 we received an initial license fee from AUO.

In connection with the change in the primary operations of the Company, during the fourth quarter of fiscal 2012, we have discontinued research and development activities,  reduced our employee count from 19 to 7, and begun to vacate and return portions of our facilities to the landlord for possible re-letting.

In February 2011, we received gross proceeds of $1,250,000 from the issuance of 7,000,000 unregistered shares of our common stock in a private placement at a price of $0.1786 per share, for, of which 3,360,000 shares were sold to our then Chairman and Chief Executive Officer, our Chief Financial Officer and director, our Current Chairman and a former director of the Company.  In conjunction with the sale of the common stock, we issued warrants to purchase 7,000,000 unregistered shares of our common stock.  Each warrant grants the holder the right to purchase one share of our common stock at the purchase price of $0.1786 per share on or before February 8, 2016.  The warrants were valued at $0.0756 per share using the Black-Scholes pricing model, adjusted for the estimated impact on fair value of the restrictions relating to the warrants.

In September 2012, we received aggregate gross proceeds of $750,000 from the issuance of 8% convertible debentures due September 12, 2016 in a private placement, of which $300,000 was sold to our current Chairman and then Chief Executive Officer and one other director of the Company.  The debentures pay interest quarterly and are convertible into shares of our common stock at a conversion price of $0.092 per share on or before September 12, 2016.  We recorded   a discount to the carrying amount of the debentures of approximately $718,000 related to the debentures’ beneficial conversion feature.  We may prepay the debentures at any time without penalty upon 30 days prior notice.

In January 2013, we received aggregate gross proceeds of $1,765,000 from the issuance of 8% convertible debentures due January 25, 2015 in a private placement, of which $250,000 was sold to our current President, Chief Executive Officer and director, and two other directors of the Company.  The debentures pay interest quarterly and are convertible into shares of our common stock at a conversion price of $0.15 per share on or before January 25, 2015.   We may prepay the debentures at any time without penalty upon 30 days prior notice but only if the sales price of the common stock on the principal market on which the common stock is primarily listed and quoted for trading is at least $0.30 for 20 trading days in any 30-day trading period ending no more than 15 days before the Company’s prepayment notice.  In conjunction with the issuance of the debentures, we issued warrants to purchase 5,882,745 unregistered shares of our common stock.  Each warrant grants the holder the right to purchase one share of our common stock at the purchase price of $0.30 per share on or before January 25, 2016.  The debentures contain a beneficial conversion feature and a down round provision which we will evaluate in the first quarter of fiscal year 2013.

During fiscal year 2012, our cash used in operating activities was approximately $3,141,000.  This resulted from payments to suppliers, employees and consultants of approximately $3,165,000, which was offset by cash of approximately $7,000 received from collections of accounts receivable related to sales of encryption products, approximately $13,000 of dividend income received and approximately $3,000 of interest income received.  Cash provided from investing activities during fiscal year 2012 was approximately $1,748,000, which resulted from  proceeds from the maturities of short-term investments consisting of certificates of deposit and U.S. government securities of approximately $2,949,000 and approximately $1,000  received from the sale of Digital Info Security Co. Inc. (“DISC”) common stock offset by purchases of approximately $1,200,000 of certificates of deposit and purchases of equipment of  approximately $2,000  Our cash provided by financing activities during fiscal year 2012 was approximately $958,000, which resulted from cash of $750,000 received from the sale of convertible debentures in a private placement and approximately $208,000 received upon the exercise of stock options. As a result, our cash, cash equivalents, and short-term investments at October 31, 2012 decreased $2,183,000 to approximately $840,000 from approximately $3,023,000 at the end of fiscal year 2011.

Total employee compensation expense during fiscal years 2012 and 2011 was approximately $3,001,000 and $3,661,000, respectively, including in fiscal year 2012 approximately $74,000 of expense relating to severance payments to terminated employees. During fiscal years 2012 and 2011, a significant portion of employee compensation consisted of the issuance of stock and stock options to employees in lieu of cash compensation.  We recorded compensation expense for the fiscal years ended October 31, 2012 and 2011 of approximately $927,000 and $1,819,000, respectively, for shares of common stock issued to employees.  We recorded approximately $615,000 and $742,000 of stock-based compensation expense, related to stock options granted to employees and directors, during the fiscal years ended October 31, 2012 and 2011, respectively. During the fourth quarter of fiscal 2012, management discontinued compensating employees through the issuance of stock.

Based on currently available information, we believe that our existing cash, cash equivalents, and short-term investments, together with expected cash flows from patent licensing and enforcement, and other potential sources of cash flow may not be sufficient to enable us to continue our patent licensing and enforcement activities for at least 12 months.  However, our projections of future cash needs and cash flows may differ from actual results.  If current cash on hand and cash that may be generated from patent licensing and enforcement activities are insufficient to satisfy our liquidity requirements, we may seek to sell our investment securities or other financial assets or our debt or additional equity securities or obtain loans from various financial institutions where possible.  The sale of additional equity securities or securities convertible into or exercisable for equity securities could result in dilution to our shareholders.  We can give no assurance that we will generate sufficient cash flows in the future (through licensing and enforcement of patents, or otherwise) to satisfy our liquidity requirements or sustain future operations, or that other sources of funding, such as sales of equity or debt, would be available, if needed, on favorable terms or at all.  If we cannot obtain such funding if needed or if we cannot sufficiently reduce operating expenses, we would need to curtail or cease some or all of our operations.

As shown in the accompanying consolidated financial statements, we have incurred a net loss of approximately $4,253,000 during the fiscal year ended October 31, 2012, and, as of that date, we have an accumulated deficit of approximately $125,083,000 and a net shareholders’ deficit of approximately $1,194,000.  These and the other factors described herein raise uncertainty about our ability to continue as a going concern. Management’s plans in regard to these matters are set forth above.  The accompanying financial statements have been prepared assuming that we will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.  The report from our independent registered public accountants, KPMG LLP, dated January 29, 2013, includes an explanatory paragraph related to our ability to continue as a going concern.

AU Optronics Corp.

In May 2011, we entered into an Exclusive License Agreement (the “EPD License Agreement”) and a License Agreement (the “Nano Display License Agreement”) with AUO (together the “AUO License Agreements”).  Under the EPD License Agreement, we provided AUO with an exclusive, non-transferable, worldwide license of our E-Paper® Display patents and technology, in connection with AUO jointly developing products with CopyTele, including the right to sublicense the technology to third parties in connection with the joint development of such products.  Under the Nano Display License Agreement, we provided AUO with a non-exclusive, non-transferable, worldwide license of our nFED Display patents and technology, in connection with AUO jointly developing products with CopyTele, with the right to consent to the granting of licenses of the technology to third parties.

Under the AUO License Agreements, AUO had agreed to pay CopyTele an aggregate license fee of up to $10 million, of which $3 million was paid by AUO in June 2011 and the remaining $7 million would have been payable upon completion of certain conditions for the respective technologies, in each case subject to a 20% foreign withholding tax. Accordingly, in June 2011 we received a payment from AUO, net of the withholding tax, of $2.4 million.  In addition, the AUO License Agreements also provided for the basis for royalty payments by AUO to CopyTele.

On January 28, 2013, we sent AUO a notice, terminating the AUO License Agreements due to numerous alleged material and continual breaches of the agreements by AUO.  On January 28, 2013, we also filed a lawsuit in the United States Federal District Court for the Northern District of California against AUO and E Ink Corporation in connection with the AUO License Agreements, alleging breach of contract and other charges, and we are seeking compensatory, punitive, and treble damages (the “AUO/E Ink Lawsuit”).  For more details on the AUO/E Ink Lawsuit, please see Note 7 “Commitments and Contingencies - Litigation Matters.  We can give no assurance as to the potential outcome of this litigation.

 Related Party Transactions with Videocon Industries Limited

In November 2007, we entered into a Technology License Agreement (as amended in May 2008), (the “Videocon License Agreement”) with Videocon.  In April 2008, the Indian Government approved the Videocon License Agreement.  Under the Videocon License Agreement, we provided Videocon with a non-transferable, worldwide license of our technology for thin, flat, low voltage phosphor, nFED Display (the “Videocon Licensed Technology”), for Videocon to produce and market products incorporating displays utilizing the Videocon Licensed Technology.  With the approval and support of Videocon, we entered into the Nano Display License Agreement for AUO to utilize their production facilities to produce our nFED Display for their own products and potentially for Videocon products.  Additional licenses of the Videocon Licensed technology require the joint agreement of CopyTele and Videocon, and may require the consent of AUO, depending upon the outcome of CopyTele’s termination of the Nano Display License Agreement and the AUO/E Ink Lawsuit.

Under the terms of the Videocon License Agreement, we were scheduled to receive a license fee of $11 million from Videocon, payable in installments over a 27 month period and an agreed upon royalty from Videocon based on display sales by Videocon.  The initial installment was received in May 2008 however; certain license fee payments were subsequently deferred.  The deferral of the license fee payments is no longer in effect; however, we cannot give any assurance that additional license fees will be received.   No such license fee payments were received from Videocon during the fiscal years ended October 31, 2012 and 2011.  As of October 31, 2012, we have received aggregate license fee payments from Videocon of $3.2 million and $7.8 million remains owed to us.  We are not presently involved in development efforts with Videocon and it is not anticipated that such efforts will be resumed in the future. We have entered into discussions with Videocon regarding the disposition of the Videocon License Agreement.

At the same time we entered into the Videocon License Agreement in November 2007, we also entered into a Share Subscription Agreement (the “Share Subscription Agreement”) with Mars Overseas Limited, an affiliate of Videocon (“Mars Overseas”).  Under the Share Subscription Agreement, Mars Overseas purchased 20,000,000 unregistered shares of our common stock (the “CopyTele Shares”) from us for an aggregate purchase price of $16,200,000.  Also in November 2007, our wholly-owned subsidiary, CopyTele International Ltd. (“CopyTele International”), entered into a GDR Purchase Agreement with Global EPC Ventures Limited (“Global”), for CopyTele International to purchase from Global 1,495,845 global depository receipts of Videocon (the “Videocon GDRs”) for an aggregate purchase price of $16,200,000.

For the purpose of effecting a lock up of the Videocon GDRs and CopyTele Shares (collectively, the “Securities”) for a period of seven years, and therefore restricting both parties from selling or transferring the Securities during such period, CopyTele International and Mars Overseas entered into two Loan and Pledge Agreements in November 2007.  The Videocon GDRs are to be held as security for a loan in the principal amount of $5,000,000 from Mars Overseas to CopyTele International, and the CopyTele Shares are similarly held as security for a loan in the principal amount of $5,000,000 from CopyTele International to Mars Overseas.  The loans are for a period of seven years, do not bear interest, and prepayment of the loans will not release the lien on the Securities prior to end of the seven year period.  The loan agreements provide for customary events of default, which may result in forfeiture of the Securities by the defaulting party, and also provide for the transfer to the respective parties, free and clear of any encumbrances under the agreements, any dividends, distributions, rights or other proceeds or benefits in respect of the Securities.  The loan receivable from Mars Overseas is classified as a contra-equity under shareholders’ equity in the accompanying consolidated balance sheet, because the loan receivable is secured by the CopyTele Shares and the Share Subscription Agreement and Loan and Pledge Agreement were entered into concurrently.  We have entered into discussions with Videocon regarding the disposition of the Subscription Agreement, GDR Purchase Agreement, and Loan and Pledge Agreements.  The outcome of these discussions and the disposition of the related assets and liabilities may have a material effect on our financial statements.  We cannot presently estimate the timing or impact of any such resolution.